Other Investments	12 Months Ended
Mar. 31, 2023
Disclosure of other investments [Abstract]
OTHER INVESTMENTS
10.	OTHER INVESTMENTS

	March 31, 2023	March 31, 2022
Equity investments designated as FVTOCI
Public companies	$918	$2,383
Private companies	65	71
	983	2,454
Equity investments designated as FVTPL
Public companies	11,396	11,533
Private companies	3,161	3,781
	14,557	15,314
Total	$15,540	$17,768

Investments in publicly traded companies represent equity interests of other publicly-trading mining companies that the Company has acquired through the open market or through private placements. Investments in equity instruments that are held for trading are classified as FVTPL. For other investments in equity instruments, the Company can make an irrevocable election, on an instrument-by-instrument basis, to designate them as FVTOCI.

The continuity of such investments is as follows:

		Accumulated fair	Accumulated fair
		value change	value change
	Fair Value	included in OCI	included in P&L
April 1, 2021	$15,733	$(22,810)	$7,188
Loss on equity investments designated as FVTOCI	(1,526)	(1,526)	-
Loss equity investments designated as FVTPL	(3,485)	-	(3,485)
Acquisition	8,235	-
Disposal	(1,362)	-
Impact of foreign currency translation	173	-
March 31, 2022	$17,768	$(24,336)	$3,703
Loss on equity investments designated as FVTOCI	(1,312)	(1,312)	-
Loss equity investments designated as FVTPL	(2,318)	-	(2,318)
Acquisition	3,702	-	-
Disposal	(1,035)	-	-
Impact of foreign currency translation	(1,265)	-	-
March 31, 2023	$15,540	$(25,648)	$1,385